Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 670,773,326		₩ 634,240,053
Fair value		664,060,364		634,107,688
Financial Assets Measured At Fair Value		132,681,319		130,103,428
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		531,379,045		504,004,260
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		577,787,581		541,632,120
Fair value		574,521,307		541,296,618
Financial Liabilities Measured At Fair Value		21,778,313		15,771,238
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		552,742,994		525,525,380
Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		35,217,256		33,217,551
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		23,144,171		21,594,815
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		2,670,939		3,187,654
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0
Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		80,381,362		82,536,288
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		60,570,616		52,177,048
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		33,836,459		26,385,492
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		10,093,000		4,591,470
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		233,621,327		268,261,344
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		64,738,712		63,960,027
Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		17,082,701	[1]	14,349,589
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		447,664,258		430,232,397
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		436,435,618		419,473,914
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		9,014,374	[1]	7,992,114
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		319,121,667		257,264,036
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		292,416,420		227,769,634
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		2,193,210		2,939,584
Fair value		2,193,210		2,939,584
Financial Liabilities Measured At Fair Value		2,193,210		2,939,584
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		2,193,210		2,939,584
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0		0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0	[1]	0
Financial liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		10,078,394		9,149,396
Fair value		10,078,394		9,149,396
Financial Liabilities Measured At Fair Value		10,078,394		9,149,396
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		35,687		36,938
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 1,811,404		₩ 1,294,944
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model
Inputs		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 8,231,303	[1]	₩ 7,817,514
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 9,209,537		3,509,789
Fair value		9,209,537		3,509,789
Financial Liabilities Measured At Fair Value		₩ 9,209,537		3,509,789
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for trading | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 442,042		211,132
Derivatives held for trading | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 7,984,424		₩ 3,124,057
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others
Inputs		Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others		Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 783,071	[1]	₩ 174,600
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 297,172		172,469
Fair value		297,172		172,469
Financial Liabilities Measured At Fair Value		₩ 297,172		172,469
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0		0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 297,172		₩ 172,469
Valuation techniques		DCF Model, Closed Form, FDM		DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0	[1]	₩ 0
Deposits
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		388,888,452		372,023,918
Fair value		388,417,827		371,936,631
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 388,417,827		371,936,631
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 0		0
Deposits | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	168,864,349		204,299,174
Deposits | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	219,553,478		167,637,457
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 219,553,478		₩ 167,637,457
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Prepayment rate, Interest rate		Other spread, Prepayment rate, Interest rate
Borrowings
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 71,717,366		₩ 56,912,374
Fair value		71,187,130		56,805,938
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 71,187,130		56,805,938
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.
Borrowings | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 0		0
Borrowings | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	6,088,123		3,137,427
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 6,069,857		₩ 3,135,284
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Borrowings | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 65,099,007		₩ 53,668,511
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 65,099,007		₩ 53,668,511
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rate		Other spread, Interest rate
Debentures
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 68,698,203		₩ 67,430,188
Fair value		66,432,790		67,288,409
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 66,432,790		67,288,409
Description of valuation processes used in fair value measurement, liabilities		Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.
Debentures | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		0
Debentures | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		58,668,855		60,824,743
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 58,668,855		₩ 60,824,743
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debentures | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 7,763,935		₩ 6,463,666
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 7,763,935		₩ 6,463,666
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rate		Other spread, Interest rate
Other financial liabilities
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 26,705,247		₩ 29,494,402
Fair value		26,705,247		29,494,402
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 26,705,247		29,494,402
Description of valuation processes used in fair value measurement, liabilities		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Other financial liabilities | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 0		0
Other financial liabilities | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0		0
Other financial liabilities | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	26,705,247		29,494,402
Cash and due from financial institutions
Disclosure of fair value measurement of assets [abstract]
Carrying amount		32,063,421		31,009,374
Fair value		31,992,401		31,081,231
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 31,992,401		31,081,231
Description of valuation processes used in fair value measurement, assets		Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.
Cash and due from financial institutions | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 2,517,470		3,330,920
Cash and due from financial institutions | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	26,734,157		25,791,556
Cash and due from financial institutions | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	2,740,774		1,958,755
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 2,740,774		₩ 1,958,755
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Interest rate		Credit spread, Other spread, Interest rate
Due from financial institutions measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 69,469		₩ 200,742
Fair value		69,469		200,742
Financial Assets Measured At Fair Value		69,469		200,742
Due from financial institutions measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Due from financial institutions measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 24,444		₩ 128,726
Valuation techniques		DCF Model, Hull-white Model		DCF Model, Hull and White Model
Inputs		Projected cash flow, Discount rate, Volatility, Correlation coefficient		Projected cash flow, Discount rate, Volatility, Correlation coefficient
Due from financial institutions measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 45,025	[1]	₩ 72,016
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Carrying amount		8,984,171		3,532,542
Fair value		8,984,171		3,532,542
Financial Assets Measured At Fair Value		8,984,171		3,532,542
Derivatives held for trading | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		182,019		81,408
Derivatives held for trading | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 8,678,896		₩ 3,241,129
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Option Model, and others		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model, and others
Inputs		Price of underlying asset, Underlying asset index, Interest rate, Dividend yield, Volatility, Foreign exchange rate, Discount rate, and others		Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 123,256	[1]	₩ 210,005
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		55,610,319		56,259,511
Fair value		55,610,319		56,259,511
Financial Assets Measured At Fair Value		55,610,319		56,259,511
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		18,928,038		17,706,456
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 36,682,281		₩ 38,553,055
Valuation techniques		DCF Model, Option Model		DCF Model, Market Value Approach, Option Model
Inputs		Underlying asset index, Discount rate, and others		Underlying asset index, Interest rate, Discount rate, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		2,326,378		3,803,128
Fair value		2,326,378		3,803,128
Financial Assets Measured At Fair Value		2,326,378		3,803,128
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		612,926		2,320,702
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 236,389		₩ 47,859
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 1,477,063	[1]	₩ 1,434,567
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Carrying amount		461,963		188,828
Fair value		461,963		188,828
Financial Assets Measured At Fair Value		461,963		188,828
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 461,963		₩ 188,828
Valuation techniques		DCF Model, Closed Form, FDM		DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		64,935,344		66,005,815
Fair value		64,935,344		66,005,815
Financial Assets Measured At Fair Value		64,935,344		66,005,815
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		15,494,273		13,108,985
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		33,958,689		40,205,783
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		15,482,382	[1]	12,691,047
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		61,787,727		63,002,692
Fair value		61,787,727		63,002,692
Financial Assets Measured At Fair Value		61,787,727		63,002,692
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		14,550,359		12,146,181
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 33,175,465		₩ 39,300,923
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others		DCF Model, Hull and White Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Net Asset Value Method, Binomial Model, and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 14,061,903	[1]	₩ 11,555,588
Loans
Disclosure of fair value measurement of assets [abstract]
Carrying amount		363,144		313,604
Fair value		363,144		313,604
Financial Assets Measured At Fair Value		363,144		313,604
Loans | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Loans | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 363,144		₩ 299,634
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Loans | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 13,970
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		2,494,580		2,419,463
Fair value		2,494,580		2,419,463
Financial Assets Measured At Fair Value		2,494,580		2,419,463
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		853,908		849,182
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 414,291		₩ 600,768
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate, and others		Interest rate, Discount rate, and others
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 1,226,381	[1]	₩ 969,513
Loans measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		493,562		269,296
Fair value		493,562		269,296
Financial Assets Measured At Fair Value		493,562		269,296
Loans measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Loans measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 344,489		₩ 175,366
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate, and others		Interest rate, Discount rate, and others
Loans measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 149,073	[1]	₩ 93,930
Loans measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		436,530,502		417,900,273
Fair value		433,885,302		417,775,260
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 433,885,302		417,775,260
Description of valuation processes used in fair value measurement, assets		Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Loans measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		0
Loans measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		190,458		260,101
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 190,458		₩ 260,101
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Loans measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 433,694,844		₩ 417,515,159
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 433,694,844		₩ 417,515,159
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Prepayment rate, Interest rate		Credit spread, Other spread, Prepayment rate, Interest rate
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 90,006		₩ 113,622
Fair value		90,006		113,622
Financial Assets Measured At Fair Value		90,006		113,622
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		90,006		113,622
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0		0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	[1]	0
Securities measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		58,288,734		44,471,628
Fair value		54,291,992		44,392,419
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 54,291,992		44,392,419
Description of valuation processes used in fair value measurement, assets		Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Securities measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 20,626,701		18,263,895
Securities measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	33,646,001		26,125,391
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 33,646,001		₩ 26,125,391
Valuation techniques		DCF Model, MonteCarlo Simulation		DCF Model, MonteCarlo Simulation
Inputs		Discount rate, Interest rate		Discount rate, Interest rate
Securities measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 19,290		₩ 3,133
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [abstract]
Carrying amount		58,299,841		60,376,243
Fair value		58,299,841		60,376,243
Financial Assets Measured At Fair Value		58,299,841		60,376,243
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		19,540,964		20,027,158
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		37,281,814		38,900,548
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		1,477,063	[1]	1,448,537
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		11,209,350		10,755,350
Fair value		11,209,350		10,755,350
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 11,209,350		10,755,350
Description of valuation processes used in fair value measurement, assets		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 0		0
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0		0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 11,209,350		₩ 10,755,350

[1]	Includes KB Securities Co., Ltd.’s OTC derivatives consisting of ￦ 404,334 million of financial assets at fair value through profit or loss (debt instruments), ￦ 8,241,509 million of financial liabilities designated at fair value through profit or loss, ￦ 120,775 million of derivative financial assets, and ￦ 777,542 million of derivative financial liabilities.
[2]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
[3]	Borrowings of ￦ 2,143 million and ￦ 18,266 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2021 and 2022, respectively.
[4]	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.